Condensed Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) € in Millions	9 Months Ended
Jun. 30, 2024 EUR (€)
Statement of cash flows [abstract]
IPO proceeds underwriting commission fees	€ 19.8